Mineral Properties (Details) - Schedule of Mineral Properties - Beskauga project [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Beginning balance			$ 651,603
Acquisition of Ekidos (Note 4)		$ 4,383,656
Ending balance	$ 5,035,259	$ 5,035,259